Advances to joint ventures (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 18,952	$ 24,510
Shareholder Loans [Member]
Advances to Joint Ventures [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 9,800	12,600
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 9,100	$ 11,900